Schedule of Investments (Details) - Condensed Consolidated Schedule of Investments (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Investment Holdings, Other than Securities [Line Items]
Premiums Received	$ 16,012	$ 0
Corporate Bond Securities [Member] | Long [Member] | BB&T Corp Note [Member]
Investment Holdings, Other than Securities [Line Items]
Cost	0	762,121
Note	2.05%	2.05%
Corporate Bond Securities [Member] | Long [Member] | Goldman Sachs Group Inc. Nt [Member]
Investment Holdings, Other than Securities [Line Items]
Cost	0	739,576
Note	6.00%	6.00%
Fixed Income Securities [Member] | Long [Member]
Investment Holdings, Other than Securities [Line Items]
Cost	0	1,501,697
Put Option [Member] | Short [Member] | Agriculture Derivative [Member]
Investment Holdings, Other than Securities [Line Items]
Premiums Received	8,212	0
Call Option [Member] | Short [Member] | Agriculture Derivative [Member]
Investment Holdings, Other than Securities [Line Items]
Premiums Received	$ 7,800	$ 0